Consolidated Statements of Cash Flows - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating activities:
Net income (loss) available to common shareholders	CAD 5,264	CAD (445)
Adjustments to reconcile to net cash from operating activities:
Depreciation	44,735	40,794
Amortization of intangible assets (note 10(b))	918	1,688
Amortization of deferred financing costs (note 10(c), note 13(a) and note 20)	797	572
Loss (gain) on disposal of property, plant and equipment	189	(116)
Gain on disposal of assets held for sale (note 8)	(166)	(374)
Stock-based compensation expense (note 21(a))	3,995	6,030
Cash settlement of stock-based compensation (note 21(c(i)) and 21(e))	(343)	(1,211)
Other adjustments (note 10(d), note 16(b) and note 16(c))	181	97
Non-monetary other income	0	(1,375)
Deferred income tax expense (benefit) (note 11)	1,204	(49)
Net changes in non-cash working capital (note 22(b))	(7,029)	(5,780)
Total operating activities	49,745	39,831
Investing activities:
Purchase of property, plant and equipment	(53,813)	(27,075)
Additions to intangible assets (note 10(b))	(66)	(304)
Proceeds on disposal of property, plant and equipment	20,790	15,182
Proceeds on disposal of assets held for sale	1,640	1,681
Issuance of loan to partnership (note 10(a) and note 24)	(969)	0
Investment in partnership (note 24)	(1,177)	0
Total investing activities	(33,595)	(10,516)
Financing activities:
Repayment of credit facilities	(19,941)	(5,962)
Increase in credit facilities	11,732	16,962
Issuance of Convertible Debentures (note 13(d))	40,000	0
Financing costs (note 10(c) and note 13(e))	(2,982)	(99)
Redemption of Series 1 Debentures (note 13(c))	0	(19,927)
Repayment of capital lease obligations	(29,161)	(24,533)
Proceeds from options exercised (note 21(b))	575	284
Dividend payments (note 17(d))	(2,185)	(1,817)
Share purchase programs (note 17(c))	(14,970)	(9,204)
Purchase of treasury shares for settlement of certain equity classified stock-based compensation (note 17(a))	(4,698)	(3,704)
Total financing activities	(21,630)	(48,000)
Decrease in cash	(5,480)	(18,685)
Cash, beginning of year	13,666	32,351
Cash, end of year	CAD 8,186	CAD 13,666